Segments	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segments
13.
SEGMENTS

Operating segments are defined as components of an entity for which separate financial information is available and is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM, who is the Chief Executive Officer, evaluates the Group’s results in a number of ways, but the primary basis for allocating resources and assessing performance is based on product.

The Group’s reportable segments are River and Ocean. The Group defines its products based on the type of cruise offering and language of the cruise service. The River segment provides river cruises outside the United States to English-speaking passengers. The Ocean segment provides ocean cruises to English-speaking passengers. Other includes operating segments that are not individually reportable, consisting of expedition cruises for English-speaking passengers (“Expedition”), Mississippi River cruises for English-speaking passengers and Viking Asia, which includes cruises in languages other than English provided by the Group and the results of the China JV Investment (see Note 17). The Group typically designates the language of the cruise service by vessel for each cruise season, such that in any individual season, the vessel provides service in a single language for the entire season. In cases where a vessel changes its language service during the season, each individual sailing is designated for a specific language such that any single cruise is provided in a single language. See Note 4 for disaggregation of percentage of passengers by source market.

Operating income is the primary profitability metric the CODM uses to assess performance and allocate resources. Expenses attributable to multiple segments are allocated based on measures that are determined to relate most closely to the expenses, which are generally relative revenues, relative passengers booked, or relative passengers sailed for a particular period. The nature of cruise operating expenses is consistent across all operating segments.

Vessels and ships can be utilized on one or more products, based on the designation of the language of the cruise service and type of cruise. Vessels and ships owned by the Group are included in property, plant and equipment and intangible assets (see Note 7) and river vessel charters are recognized as right-of-use assets.

Set forth below are results for the Group’s segments for the six months ended June 30, 2026 and 2025:

	Six Months Ended June 30, 2026
(in USD and thousands)	River	Ocean	Other	Total
Total revenue	$1,379,849	$1,548,884	$315,509	$3,244,242
Total cruise operating expenses	(840,820)	(850,158)	(196,962)	(1,887,940)
Other operating expenses
Selling and administration	(252,942)	(198,223)	(89,718)	(540,883)
Depreciation and amortization	(52,104)	(81,535)	(25,818)	(159,457)
Total other operating expenses	(305,046)	(279,758)	(115,536)	(700,340)
Operating income	$233,983	$418,968	$3,011	$655,962

	Six Months Ended June 30, 2025
(in USD and thousands)	River	Ocean	Other	Total
Total revenue	$1,235,802	$1,271,869	$269,752	$2,777,423
Total cruise operating expenses	(745,508)	(698,170)	(171,085)	(1,614,763)
Other operating expenses
Selling and administration	(225,356)	(183,797)	(83,002)	(492,155)
Depreciation and amortization	(47,051)	(67,222)	(19,967)	(134,240)
Total other operating expenses	(272,407)	(251,019)	(102,969)	(626,395)
Operating income (loss)	$217,887	$322,680	$(4,302)	$536,265